Stockholders' Equity (Details) - USD ($)	1 Months Ended						3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 29, 2019	Mar. 26, 2019	Feb. 20, 2019	Jan. 25, 2019	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Apr. 03, 2019
Stockholders' Equity (Textual)
Compensation expense										$ 346,500
Common stock issued for services									5,250,000	500,000
Common stock (in dollars per share)	$ 0.001						$ 0.001		$ 0.001	$ 0.001
Number of debt converted										9,393,500
Amortization period										2 years
Shares issued, price per share										$ 0.0066
Amortization of deferred officer compensation							$ 66,018	$ 48,990	$ 195,956
Exercise of stock options							(500,000)		10,946,688
Number of restricted common stock issued			8,600,298
Warrants issued in exchange for cancellation of salary and interest accruals									$ 348,312
Common stock issued inconnection with consulting agreements						3,000,000
Preferred stock, par value (in dollars per share)	$ 0.001						$ 0.001		$ 0.001	$ 0.001
Preferred stock, authorized	10,000,000						10,000,000		10,000,000	10,000,000
Series B Convertible Preferred Stock [Member]
Stockholders' Equity (Textual)
Preferred stock, par value (in dollars per share)											$ 0.001
Preferred stock, authorized											1,500,000
Dividends											$ 1.15
Redemptions price per share											$ 1.35
Maxim [Member]
Stockholders' Equity (Textual)
Number of restricted common stock issued		8,598,578
Merger expenses		$ 388,675
Consultant [Member]
Stockholders' Equity (Textual)
Exercise of stock options				500,000
Number of restricted common stock issued				750,000
Stock grant				250,000
Stock options exercise price				$ 0.01
Cancellation of outstanding accounts payable				$ 5,000
ThreeUnrelated Third Party [Member]
Stockholders' Equity (Textual)
Number of restricted common stock issued	3,000,000
Unrelated Third Party [Member]
Stockholders' Equity (Textual)
Number of common stock issued									11,000,000
Value of common stock issued									$ 55,000
Common stock (in dollars per share)									$ 0.005
Loan									$ 10,000
Number of common stock granted									750,000
Lender [Member] | Loan Agreement [Member]
Stockholders' Equity (Textual)
Number of debt converted									7,082,818
LGBT Loyalty LLC [Member] | Securities Exchange Agreement [Member] | Maxim [Member]
Stockholders' Equity (Textual)
Number of restricted common stock issued					120,959,996
Percentage of shares issued and outstanding					49.99%